Rule 497(e)

File No. 333-191151

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Income ETF and Calamos Nasdaq ® Autocallable Income ETF

(each a “Fund” and collectively the “Funds”)

Supplement dated April 15, 2026

to the Calamos Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 28, 2025, as supplemented from time to time,

and

to the Calamos Nasdaq® Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 14, 2025, as supplemented from time to time.

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

I.	The Annual Fund Operating Expenses table in the prospectus of the Calamos Autocallable Income ETF is hereby deleted and replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):

Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Fees Waived and/or Reimbursed[2]	(0.12)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%

1 "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

II.	The following disclosure in the prospectus of Calamos Autocallable Income ETF is hereby deleted and replaced in its entirety with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Year 1	Year 3
76	237

III.	The Annual Fund Operating Expenses table in the prospectus of the Calamos Nasdaq® Autocallable Income ETF is hereby deleted and replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):

Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Fees Waived and/or Reimbursed[2]	(0.12)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%

1 "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

IV.	The following disclosure in the prospectus of Calamos Nasdaq® Autocallable Income ETF is hereby deleted and replaced in its entirety with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Year 1	Year 3
76	237

V.	The first paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, box spreads and unfunded total return swaps that provide exposure to the Autocallable Index. The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube US Large Cap Vol Advantage Index (the 'Underlying Reference Index'), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads" (including box spread ETFs). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

VI.	The fifth paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads"). The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.

VII.	The first paragraph under the heading “Principal Investment Strategies” in the Calamos Nasdaq® Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, "box spreads" and unfunded total return swaps that provide exposure to the MerQube Nasdaq-100® Vol Advantage Autocallable Index (the "Autocallable Index"). The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube Nasdaq-100® Vol Advantage Index (the "Underlying Reference Index"), which provides volatility adjusted exposure to E-Mini Nasdaq-100® futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads" (including box spread ETFs). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

VIII.	The fifth paragraph under the heading “Principal Investment Strategies” in the Calamos Nasdaq® Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads"). The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.

IX.	The following disclosure describing the risk of a Fund investing in another investment company is added as a principal risk in each Fund’s prospectus:

● Other Investment Companies Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

X.	The following language replaces in its entirety the language in the section titled “Investments by Other Investment Companies” in the prospectus of each Fund:

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies beyond the limits contained in Section 12(d)(1) of the 1940 Act.

XI.	The following language is added after the subsection titled “Continuous Offering” in the “Other Information” section of the Calamos Autocallable Income ETF prospectus:

Disclaimer

Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of Calamos Autocallable Income ETF (“CAIE”) and MerQube has no duties, responsibilities, or obligations to investors in CAIE. The index underlying CAIE is a product of MerQube and has been licensed for use by Calamos Advisors LLC. Such index is calculated using, among other things, market data or other information (“Input Data”) from one or more sources (each such source, a “Data Provider”). MerQube® is a registered trademark of MerQube, Inc. This trademark has been licensed for certain purposes by Calamos Advisors LLC in its capacity as the issuer of CAIE. CAIE is not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in CAIE particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, MerQube US Large-Cap Vol Advantage Index (“MQUSLVA”), MerQube US Large-Cap Vol Advantage Autocallable Index (“MQAUTOCL”), or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares of CAIE or to any member of the public, of any kind, including regarding the ability of the MQUSLVA or MQAUTOCL to track market performance or any asset class. MQUSLVA and MQAUTOCL are determined, composed and calculated by MerQube without regard to Calamos Advisors LLC or CAIE. MerQube and Data Providers have no obligation to take the needs of Calamos Advisors LLC or the owners of CAIE into consideration in determining, composing or calculating MQUSLVA or MQAUTOCL. Neither MerQube nor any Data Provider is responsible for and have not participated in the determination of the prices or amount of CAIE issued or sold or the timing of the issuance or sale of CAIE or in the determination or calculation of the equation by which CAIE is to be converted into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of CAIE. There is no assurance that investment products based on MQUSLVA or MQAUTOCL will accurately track index performance or provide positive investment returns. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF MQUSLVA, MQAUTOCL, OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY COMMUNICATION WITH RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND ITS DATA PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND THEY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS LLC, OWNERS OF CAIE, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF MQUSLVA, MQAUTOCL, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THE FOREGOING REFERENCES TO “MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE PROVIDERS, CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

XII.	The following language is added after the subsection titled “Continuous Offering” in the “Other Information” section of the Calamos Nasdaq® Autocallable Income ETF prospectus:

Disclaimer

Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of Calamos Nasdaq® Autocallable Income ETF (“CAIQ”) and MerQube has no duties, responsibilities, or obligations to investors in CAIQ. The index underlying CAIQ is a product of MerQube and has been licensed for use by Calamos Advisors LLC. Such index is calculated using, among other things, market data or other information (“Input Data”) from one or more sources (each such source, a “Data Provider”). MerQube® is a registered trademark of MerQube, Inc. This trademark has been licensed for certain purposes by Calamos Advisors LLC in its capacity as the issuer of CAIQ. CAIQ is not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in CAIQ particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, MerQube Nasdaq-100® Vol Advantage Index (“MQUSQVA”), MerQube Nasdaq-100® Vol Advantage Autocallable Index (“MQAUTOQL”), or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares of CAIQ or to any member of the public, of any kind, including regarding the ability of the MQUSQVA or MQAUTOQL to track market performance or any asset class. MQUSQVA and MQAUTOQL are determined, composed and calculated by MerQube without regard to Calamos Advisors LLC or CAIQ. MerQube and Data Providers have no obligation to take the needs of Calamos Advisors LLC or the owners of CAIQ into consideration in determining, composing or calculating MQUSQVA or MQAUTOQL. Neither MerQube nor any Data Provider is responsible for and have not participated in the determination of the prices or amount of CAIQ issued or sold or the timing of the issuance or sale of CAIQ or in the determination or calculation of the equation by which CAIQ is to be converted into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of CAIQ. There is no assurance that investment products based on MQUSQVA or MQAUTOQL will accurately track index performance or provide positive investment returns. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF MQUSQVA, MQAUTOQL, OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY COMMUNICATION WITH RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND ITS DATA PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND THEY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS LLC, OWNERS OF CAIQ, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF MQUSQVA, MQAUTOQL, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THE FOREGOING REFERENCES TO “MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE PROVIDERS, CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

XIII.	The following changes are made to each Fund’s Statement of Additional Information under the “Investments and Investment-Related Practices” chart and accompanying disclosure:

1)	The Investments and Investment-Related Practices chart is updated to reflect “Other Investment Companies” as a principal investment strategy.

2)	The “Other Investment Companies” disclosure in the section titled “Investment Practices” is deleted and replaced in its entirety with the following:

OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and permissible under the 1940 Act. Such other investment companies may include, without limitation, other registered investment companies that in turn invest in box spreads. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the "Acquired Fund"), the portion of the Fund's Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE